Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General and Administrative Expenses
Defined Contribution Plan Disclosure [Line Items]
Expenses related to discretionary matching contributions	$ 0.2	$ 0.3	$ 0.5	$ 0.5